Share-based compensation - Deferred And Restricted Share Units (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2023 CAD ($) EquityInstruments $ / shares shares
Share based compensation
Number of common share to be issued for each DSU | shares	1
Share based compensation expense | $	$ 2.3	$ 4.2
Closing price of common shares | $ / shares	$ 2.34	$ 3.85
Marginal tax rate	53.30%
Deferred share units
Share based compensation
Balance - Beginning of period	294,713	206,426
Granted	363,250	99,170
Settled | shares		(10,883)
Forfeited	(51,500)
Balance - End of period	606,463	294,713
Balance - Vested	374,713	195,543
Restricted share units
Share based compensation
Balance - Beginning of period	1,078,285	1,054,194
Granted	492,200	261,900
Settled | shares	(102,583)	(95,459)
Forfeited	(248,777)	(142,350)
Balance - End of period	1,219,125	1,078,285
Deferred and restricted share units
Share based compensation
Share based compensation expense | $	$ 1.3	$ 4.0
Settlement based on RSU and DSU vested | $	0.5	0.4
Settlement based on RSU and DSU outstanding | $	$ 2.3	$ 2.8